Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal and state NOL carryforward	$ 2,901,805	$ 3,489,562
Other intangibles		63,000
Deferred expenses		149,894
Deferred tax assets	2,901,805	3,702,456
Less: Valuation allowance	(2,901,805)	(3,702,456)
Net deferred tax assets